FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as hedging instrument - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional value	$ 518,542	$ 709,375
Minimum
Derivative [Line Items]
Fixed interest rates	1.93%	1.69%
Maximum
Derivative [Line Items]
Fixed interest rates	2.37%	2.37%